Income Taxes (Schedule of Current and Deferred Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [abstract]
Current taxes on profit for the year	$ 51,106	$ 38,603
Changes in estimates related to prior years	545	215
Total current tax expense (income) and adjustments for current tax of prior periods	51,651	38,818
Origination and reversal of temporary differences and foreign exchange rate	(985)	(1,500)
Changes in estimates related to prior years	(638)	(396)
Effect of differences in tax rates	(328)	44
Effect of changes in tax rates	(1,919)	436
Deferred tax expense (income)	(3,870)	(1,416)
Total tax expense	$ 47,781	$ 37,402